Summary of Related Party Transaction Activities Included in the Statements of Operations and Comprehensive Loss (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Payments from Akebia for facility-related charges and employee costs	$ 997	$ 27,022
Akebia [Member] | Research and development [Member]
Related Party Transaction [Line Items]
Payments to Akebia for employee costs	31,246	263,501
Akebia [Member] | Reimbursements from Akebia [Member]
Related Party Transaction [Line Items]
Payments from Akebia for facility-related charges and employee costs	$ 1,994	$ 27,022